Matthews Asia Credit Opportunities Fund	September 30, 2019

Schedule of Investments[a] (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 69.5%

	Face Amount*	Value
CHINA/HONG KONG: 28.5%
Franshion Brilliant, Ltd. 5.750%[b], 01/17/22[c,d]	3,200,000	$3,097,509
CIFI Holdings Group Co., Ltd. 6.550%, 03/28/24[d]	2,600,000	2,544,168
HSBC Holdings PLC 6.375%[b], 03/30/25[c]	2,400,000	2,544,000
Wanda Properties International Co., Ltd. 7.250%, 01/29/24[d]	2,400,000	2,374,680
Standard Chartered PLC 6.500%[b], 04/02/20[c,d]	2,350,000	2,365,275
Logan Property Holdings Co., Ltd. 5.250%, 02/23/23[d]	1,500,000	1,445,289
KWG Group Holdings, Ltd. 7.875%, 09/01/23[d]	1,300,000	1,296,708
KWG Group Holdings, Ltd. 5.875%, 11/10/24[d]	1,400,000	1,249,594
CITIC Telecom International Finance, Ltd. 6.100%, 03/05/25[d]	462,000	480,393
Wanda Group Overseas, Ltd. 7.500%, 07/24/22[d]	407,000	398,289

Total China/Hong Kong		17,795,905

INDONESIA: 25.0%
Indika Energy Capital III Pte, Ltd. 5.875%, 11/09/24[d]	3,100,000	3,020,836
PB International BV 7.625%, 01/26/22[d]	2,800,000	2,853,119
PT Indonesia Asahan Aluminium Perser 6.757%, 11/15/48[d]	1,900,000	2,462,025
PT Perusahaan Listrik Negara 5.250%, 05/15/47[d]	2,100,000	2,385,322
Listrindo Capital BV 4.950%, 09/14/26[d]	2,200,000	2,230,800
Theta Capital Pte, Ltd. 6.750%, 10/31/26[d]	1,500,000	1,368,219
Modernland Overseas Pte, Ltd. 6.950%, 04/13/24[d]	1,400,000	1,281,684

Total Indonesia		15,602,005

INDIA: 4.5%
ABJA Investment Co. Pte, Ltd. 5.450%, 01/24/28[d]	2,900,000	2,825,146

Total India		2,825,146

JAPAN: 4.5%
SoftBank Group Corp. 6.000%[b], 07/19/23[c,d]	3,000,000	2,775,000

Total Japan		2,775,000

AUSTRALIA: 3.6%
Australia & New Zealand Banking Group, Ltd. 6.750%[b], 06/15/26[c,d]	2,000,000	2,215,000

Total Australia		2,215,000

	Face Amount*	Value
PHILIPPINES: 3.4%
Royal Capital BV 4.875%[b], 05/05/24[c,d]	2,100,000	$2,115,750

Total Philippines		2,115,750

TOTAL NON-CONVERTIBLE CORPORATE BONDS		43,328,806

(Cost $42,374,418)

FOREIGN GOVERNMENT OBLIGATIONS: 15.6%
VIETNAM: 6.9%
Debt and Asset Trading Corp. 1.000%, 10/10/25[d]	3,800,000	2,926,000
Socialist Republic of Vietnam 5.500%, 03/12/28	1,380,000	1,384,968

Total Vietnam		4,310,968

SRI LANKA: 4.7%
Sri Lanka Government Bond 7.850%, 03/14/29[d]	1,200,000	1,206,073
Sri Lanka Government Bond 6.125%, 06/03/25[d]	900,000	872,992
Sri Lanka Government Bond 6.850%, 11/03/25[d]	850,000	851,853

Total Sri Lanka		2,930,918

PAKISTAN: 4.0%
Pakistan Government Bond 6.875%, 12/05/27[d]	2,500,000	2,463,125

Total Pakistan		2,463,125

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		9,705,011

(Cost $9,638,790)

CONVERTIBLE CORPORATE BONDS: 4.2%
CHINA/HONG KONG: 4.2%
Weibo Corp., Cnv. 1.250%, 11/15/22	1,600,000	1,493,600
Luye Pharma Group, Ltd., Cnv. 1.500%, 07/09/24[d]	1,100,000	1,154,307

Total China/Hong Kong		2,647,907

TOTAL CONVERTIBLE CORPORATE BONDS		2,647,907

(Cost $2,602,896)

TOTAL INVESTMENTS: 89.3%		55,681,724
(Cost $54,616,104)

CASH AND OTHER ASSETS, LESS LIABILITIES: 10.7%		6,670,132

NET ASSETS: 100.0%		$62,351,856

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Matthews Asia Credit Opportunities Fund	September 30, 2019

Schedule of Investments[a] (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

c	Perpetual security with no stated maturity date. First call date is disclosed.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

*	All Values in USD unless otherwise specified

Cnv.	Convertible

USD	U.S. Dollar

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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